Property, Plant and Equipment, Net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation expense	₨ 4,020	$ 48.9	₨ 3,639	₨ 3,165